Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Operating Activities
Net loss for the year	$ (9,446,454)	$ (552,436)	$ (182,116)
Adjustments for non-cash items:
Recovery of accounts payable		(10,740)
Interest expenses and accretion (Notes 8 and 9)	148,406	140,264
Amortization of transaction costs (Note 9)	56,512	13,284
Stock-based compensation (Notes 12 and 13)	8,035,506
Gain on change in fair value of derivative liabilities (Note 10)	(1,103,839)	(32,676)
Recovery of flow through share liability			(71,249)
Foreign exchange (gain) loss	(14,000)		2,675
Total adjustments for non-cash items	(2,323,869)	(442,304)	(250,690)
Net change in non-cash working capital items:
Sales tax receivable	(283,520)	(47)	16,034
Prepaids and deposits	(864,177)	(67,179)	17,357
Accounts payable and accrued liabilities (Note 7)	552,249	84,360	(52,992)
Due to related party	(179,655)	61,694	12,310
Cash Flows (used in) Operating Activities	(3,098,972)	(363,476)	(257,981)
Financing Activities
Loan from Nova Minerals Limited			(1,114)
Proceeds from issuance of convertible debentures (Note 9)		805,000
Proceeds from issuance of shares on IPO (Note 11)	34,988,520
Share issuance costs (Note 11)	(2,995,448)
Proceeds received from loan (Note 8)	873,253
Repayment on loan (Note 8)	(679,617)
Proceeds from exercise of warrants (Note 11)	365,114	4,883	113
Cash Flows provided by (used in) Financing Activities	32,551,822	809,883	(1,001)
Investing Activities
Payments for exploration and evaluation assets (Note 6)	(5,979,286)	(270,652)	(196,928)
Cash Flows (used by) Investing Activities	(5,979,286)	(270,652)	(196,928)
Increase (decrease) in cash	23,473,564	175,755	(455,910)
Cash, beginning of year	318,844	143,089	598,999
Cash, end of year	23,792,408	318,844	143,089
Supplemental Information
Exploration and evaluation assets in accounts payable	$ 485,089	$ 117,015	$ 54,322